Supplemental Data Supplemental Data (Equity Method Investment Data) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Net Sales	$ 16,805	$ 17,146	$ 16,952
Gross Profit	6,289	6,269	5,524
Operating Profit	727	683	438
Net Income	2,545	1,764	1,934
Corporation’s Share of Net Income	216	196	116
Current Assets	5,580	5,703
Current Liabilities	7,004	6,930
Stockholders’ Equity	840	915
Equity Method Investment, Summarized Financial Information, Revenue
Segment Net Sales	3,180	3,135	2,690
Equity Method Investment, Summarized Financial Information, Gross Profit
Gross Profit	1,063	1,003	707
Equity Method Investments, Summarized Financial Information, Net Income
Net Income	451	410	240
Equity Method Investment, Summarized Financial Information, Current Assets
Current Assets	1,536	1,974	1,585
Equity Method Investment, Summarized Financial Information, Noncurrent Assets
Non-Current Assets	1,135	1,362	1,303
Equity Method Investments, Summarized Financial Information, Current Liabilities
Current Liabilities	1,050	1,175	814
Equity Method Investment, Summarized Financial Information, Noncurrent Liabilities
Non-Current Liabilities	1,177	1,687	1,751
Equity Method Investments, Summarized Financial Information, Stockholders' Equity
Stockholders’ Equity	$ 444	$ 474	$ 323